Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of earnings before income taxes and equity in earnings of non-operating affiliates
The components of earnings before income taxes and equity in earnings of non-operating affiliates are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Domestic	$2,073.2	$2,155.4	$2,629.0
Non-U.S.	114.1	54.3	200.5
	$2,187.3	$2,209.7	$2,829.5

Schedule of components of Income tax provision
The components of the income tax provision are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Current
Federal	$645.2	$641.5	$915.4
Foreign	29.8	8.6	56.0
State	79.5	70.7	131.2
	754.5	720.8	1,102.6
Deferred
Federal	11.7	(6.5)	(130.2)
Foreign	(8.0)	(6.7)	(4.5)
State	14.8	(21.1)	(3.7)
	18.5	(34.3)	(138.4)
Income tax provision	$773.0	$686.5	$964.2

Summary of differences in expected income tax provision based on statutory rates applied to earnings before income taxes and income tax provision reflected in the consolidated statements of operations
Differences in the expected income tax provision based on statutory rates applied to earnings before income taxes and the income tax provision reflected in the consolidated statements of operations are summarized below:

	Year ended December 31,
	2014		2013		2012
	(in millions, except percentages)
Earnings before income taxes and equity in earnings of non-operating affiliates	$2,187.3		$2,209.7		$2,829.5
Expected tax at U.S. statutory rate	765.6	35.0%	773.4	35.0%	990.3	35.0%
State income taxes, net of federal	61.7	2.8%	32.0	1.4%	82.9	2.9%
Net earnings attributable to noncontrolling interest	(16.3)	(0.8)%	(23.9)	(1.1)%	(26.2)	(0.9)%
U.S. manufacturing profits deduction	(28.4)	(1.3)%	(47.0)	(2.1)%	(47.0)	(1.7)%
Foreign tax rate differential	(40.3)	(1.8)%	(46.9)	(2.1)%	(50.1)	(1.8)%
U.S. tax on foreign earnings	9.1	0.4%	35.4	1.6%	6.8	0.3%
Depletion	(0.5)	—%	(24.2)	(1.1)%	(8.0)	(0.3)%
Valuation allowance	17.7	0.8%	26.8	1.2%	16.5	0.6%
Non-deductible capital costs	—	—%	—	—%	0.2	—%
Federal tax settlement	—	—%	(50.1)	(2.2)%	—	—%
Other	4.4	0.2%	11.0	0.5%	(1.2)	—%
Income tax at effective rate	$773.0	35.3%	$686.5	31.1%	$964.2	34.1%

Schedule of deferred tax assets and deferred tax liabilities
Deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2014	2013
	(in millions)
Deferred tax assets:
Net operating loss carryforwards, principally in foreign jurisdictions	$102.6	$96.0
Retirement and other employee benefits	87.5	71.5
Unrealized loss on hedging derivatives	5.3	—
Intangible asset	84.8	115.3
Federal tax settlement	27.8	43.7
Other	102.4	70.5
	410.4	397.0
Valuation allowance	(115.7)	(109.2)
	294.7	287.8
Deferred tax liabilities:
Depreciation and amortization	(979.7)	(921.0)
Foreign earnings	(34.0)	(35.4)
Depletable mineral properties	—	(45.9)
Unrealized gain on hedging derivatives	—	(14.6)
Other	(15.6)	(44.1)
	(1,029.3)	(1,061.0)
Net deferred tax liability	(734.6)	(773.2)
Less amount in current assets	84.0	60.0
Noncurrent liability	$(818.6)	$(833.2)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2014	2013
	(in millions)
Unrecognized tax benefits:
Beginning balance	$103.7	$154.4
Additions for tax positions taken during the current year	22.3	9.6
Additions for tax positions taken during prior years	18.3	25.0
Reductions related to lapsed statutes of limitations	(8.5)	(1.3)
Reductions related to settlements with tax jurisdictions	—	(84.0)
Ending balance	$135.8	$103.7